Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Geographic Information

NOTE 18: GEOGRAPHIC INFORMATION

For the years ended December 31, 2012, 2011 and 2010, the Company has determined that the United States and the Netherlands were the only regions from which the Company generated more than 10% of its revenue. The following tables set out the total revenue and total assets of the geographical regions:

	For the Years Ended December 31,
Total Revenues by Geographical Region	2012	2011	2010
United States	$122,883,709	$101,189,399	$42,223,225
The Netherlands	3,426,211	6,218,034	8,843,899
Other	801,431	1,574,155	2,101,889

	$127,111,351	$108,981,588	$53,169,013

	As of December 31,
Total Assets by Geographical Region	2012	2011
United States	$79,726,080	$104,919,955
Mexico	3,798,101	4,912,973
The Netherlands	1,649,413	2,648,464
Other	420,192	2,169,116

	$85,593,786	$114,650,508